Defined Benefit Plan - Summary of Allocation of Assets in Swiss Life's Group Life Portfolio (Detail) - Pension Plan	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Allocation of pension plan assets	100.00%
Certificates of deposit and cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Allocation of pension plan assets	62.00%
Fixed income bonds and securities
Defined Benefit Plan Disclosure [Line Items]
Allocation of pension plan assets	8.00%
Equities and investment funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of pension plan assets	12.00%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Allocation of pension plan assets	17.00%
Other investments
Defined Benefit Plan Disclosure [Line Items]
Allocation of pension plan assets	1.00%